Financial Instruments - Additional Information (Details) $ in Millions		3 Months Ended		6 Months Ended
	Jun. 24, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 09, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities		€ 163,700,000		€ 163,700,000				€ 189,900,000
Financing costs incurred on new or amended debt (b)		0	€ (17,900,000)	0		€ (17,900,000)
Derivatives | Swap contract | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount		819,100,000		819,100,000
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities		€ 75,400,000		€ 75,400,000				€ 80,900,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000
Interest rate		2.50%		2.50%			2.50%
Financing costs incurred on new or amended debt (b)	3,800,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 869,600,000		€ 869,600,000			$ 906.8
Repayments of non-current borrowings				€ 9,200,000	$ 9.6
Interest rate		2.25%		2.25%			2.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	80,000,000
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400,000,000
Interest rate	3.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750,000,000	€ 750,000,000		€ 750,000,000					€ 50,000,000
Interest rate		2.50%		2.50%			2.50%		2.50%
Financing costs incurred on new or amended debt (b)	4,000,000
Issued price of Senior Secured Notes (2028)									€ 100.75
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	€ 175,000,000